Identifiable Intangible Assets and Goodwill - Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Goodwill [Roll Forward]
Beginning balance	$ 42,519	[1]	$ 43,661
Derecognition(a)			(292)	[2]
Additions(c)	125	[3]
Other(b)	(575)	[4]	(850)	[4]
Ending balance	42,069	[1]	42,519	[1]
Global Innovative Pharmaceutical [Member]
Goodwill [Roll Forward]
Beginning balance	13,210		13,482
Derecognition(a)			0	[2]
Additions(c)	0	[3]
Other(b)	(178)	[4]	(272)	[4]
Ending balance	13,032		13,210
Global Vaccines, Oncology and Consumer Healthcare [Member]
Goodwill [Roll Forward]
Beginning balance	11,559		11,766
Derecognition(a)			0	[2]
Additions(c)	0	[3]
Other(b)	(161)	[4]	(207)	[4]
Ending balance	11,398		11,559
Global Established Pharmaceutical [Member]
Goodwill [Roll Forward]
Beginning balance	17,750		18,413
Derecognition(a)			(292)	[2]
Additions(c)	125	[3]
Other(b)	(236)	[4]	(371)	[4]
Ending balance	$ 17,639		$ 17,750

[1]	Amounts may not add due to rounding.
[2]	Reflects the goodwill derecognized as part of the transfer of certain product rights, which constituted a business, to our equity-method investment in China. For additional information, see Note 2E.
[3]	Reflects the acquisition of InnoPharma. For additional information, see Note 2A.
[4]	Primarily reflects the impact of foreign exchange.